UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1 , 2023 – July 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

George Putnam Balanced Fund
Class A [PGEOX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of George Putnam Balanced Fund returned 17.96%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	17.96	9.63	8.74
Class A (with sales charge)	11.18	8.34	8.10
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSA-0924

George Putnam Balanced Fund
Class B [PGEBX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$182	1.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of George Putnam Balanced Fund returned 17.05%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	17.05	8.81	8.09
Class B (with sales charge)	12.05	8.52	8.09
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL will continue to serve as a sub-advisor to the Fund.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSB-0924

George Putnam Balanced Fund
Class C [PGPCX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of George Putnam Balanced Fund returned 17.05%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	17.05	8.80	8.09
Class C (with sales charge)	16.05	8.80	8.09
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSC-0924

George Putnam Balanced Fund
Class M [PGEMX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$155	1.43%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class M shares of George Putnam Balanced Fund returned 17.32%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSM-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,650 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class M	17.32	9.07	8.20
Class M (with sales charge)	13.21	8.30	7.82
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSM-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSM-0924

George Putnam Balanced Fund
Class R [PGPRX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$128	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of George Putnam Balanced Fund returned 17.64%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	17.64	9.35	8.47
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR-0924

George Putnam Balanced Fund
Class R5 [PGELX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R5 shares of George Putnam Balanced Fund returned 18.22%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSR5-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R5	18.22	9.91	9.03
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSR5-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR5-0924

George Putnam Balanced Fund
Class R6 [PGEJX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of George Putnam Balanced Fund returned 18.33%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	18.33	9.99	9.12
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSR6-0924

George Putnam Balanced Fund
Class Y [PGEYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of George Putnam Balanced Fund returned 18.20%. The Fund compares its performance to the George Putnam Blended Index and the S&P 500 Index, which returned 15.20% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to both benchmarks in NRG Energy, a North American energy and home services company
↑	Underweight position in Apple, a global technology firm
↑	Exposure to U.S. investment-grade corporate credit
↑	Tactical positioning in agency mortgage-backed securities

Top detractors from performance:
Out-of-benchmark positions in:
↓	AIA Group, a multinational insurance and finance company
↓	Hertz Global Holdings, a U.S.-based vehicle rental company
↓	Prudential, a U.K.-based multinational insurance company
George Putnam Balanced Fund	PAGE 1	38900-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	18.20	9.90	9.01
Russell 3000 Index	21.07	14.23	12.58
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
George Putnam Blended Index	15.20	9.45	8.83
S&P 500 Index	22.15	15.00	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,029,089,732
Total Number of Portfolio Holdings*	692
Total Management Fee Paid	$9,390,921
Portfolio Turnover Rate	80%
*	Includes derivatives, if applicable.
George Putnam Balanced Fund	PAGE 2	38900-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment adviser, and PIL will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
George Putnam Balanced Fund	PAGE 3	38900-ATSY-0924

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
July 31, 2024	$101,439	$ —	$13,844	$ —
July 31, 2023	$96,471	$ —	$13,844	$ —

For the fiscal years ended July 31, 2024 and July 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,044,641 and $255,587 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
July 31, 2024	$ —	$861,963	$168,834	$1,030,797
July 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

George Putnam
Balanced
Fund

Financial Statements and Other Important Information

Annual | July 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of George Putnam Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of George Putnam Balanced Fund (the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

George Putnam Balanced Fund 1

The fund’s portfolio 7/31/24

COMMON STOCKS (62.0%)*	Shares	Value
Basic materials (2.2%)
Agnico-Eagle Mines, Ltd. (Canada)	38,929	$3,003,735
Avery Dennison Corp.	13,639	2,957,344
Corteva, Inc.	179,731	10,082,909
CRH PLC	61,974	5,311,172
DuPont de Nemours, Inc.	54,364	4,550,267
Eastman Chemical Co.	32,652	3,373,931
Glencore PLC (United Kingdom)	601,251	3,322,089
Linde PLC	4,211	1,909,689
PPG Industries, Inc.	24,092	3,059,202
Sherwin-Williams Co. (The)	17,508	6,141,806
		43,712,144
Capital goods (2.9%)
Ball Corp.	16,466	1,051,025
Berry Global Group, Inc.	31,703	2,083,521
Boeing Co. (The)†	6,953	1,325,242
Fortive Corp.	105,935	7,611,430
Honeywell International, Inc.	38,094	7,799,747
Howmet Aerospace, Inc.	55,692	5,329,724
Ingersoll Rand, Inc.	47,992	4,818,397
L3Harris Technologies, Inc.	7,885	1,789,028
Northrop Grumman Corp.	14,768	7,152,438
Otis Worldwide Corp.	93,015	8,789,918
RTX Corp.	44,773	5,260,380
Vertiv Holdings Co. Class A	64,496	5,075,835
		58,086,685
Communication services (1.3%)
American Tower Corp.R	19,623	4,324,909
Charter Communications, Inc. Class A†	31,755	12,058,009
T-Mobile US, Inc.	54,010	9,844,943
		26,227,861
Computers (5.2%)
Apple, Inc.	370,240	82,222,899
Nutanix, Inc. Class A†	67,581	3,413,516
Seagate Technology Holdings PLC	195,384	19,962,383
		105,598,798
Consumer cyclicals (9.5%)
4Front Ventures Corp.†	3,874,790	394,841
Amazon.com, Inc.†	291,296	54,466,526
BJ’s Wholesale Club Holdings, Inc.†	24,310	2,138,308
Booking Holdings, Inc.	2,330	8,655,973
Clorox Co. (The)	9,750	1,286,318
General Motors Co.	47,136	2,089,068
Hilton Worldwide Holdings, Inc.	25,620	5,499,845
Home Depot, Inc. (The)	49,889	18,367,134
Levi Strauss & Co. Class A	76,716	1,406,204
Lululemon Athletica, Inc. (Canada)†	8,365	2,163,691
Mastercard, Inc. Class A	45,401	21,052,898
Netflix, Inc.†	10,576	6,645,430
Nike, Inc. Class B	13,872	1,038,458
O’Reilly Automotive, Inc.†	1,621	1,825,797
On Holding AG Class A (Switzerland)† S	32,452	1,344,162
PulteGroup, Inc.	80,070	10,569,240
Target Corp.	33,575	5,050,016
Tesla, Inc.†	60,084	13,943,694
TJX Cos., Inc. (The)	39,718	4,488,928
United Rentals, Inc.	7,801	5,906,137
Vail Resorts, Inc.	9,469	1,723,453
Viking Holdings, Ltd. (Bermuda)†	118,808	4,241,446

2	George Putnam Balanced Fund

COMMON STOCKS (62.0%)* cont.	Shares	Value
Consumer cyclicals cont.
Walmart, Inc.	194,122	$13,324,534
Walt Disney Co. (The)	44,684	4,186,444
		191,808,545
Consumer staples (3.3%)
Chipotle Mexican Grill, Inc.†	121,558	6,603,031
Coca-Cola Co. (The)	196,971	13,145,845
Costco Wholesale Corp.	8,470	6,962,340
General Mills, Inc.	42,496	2,853,181
Monster Beverage Corp.†	45,214	2,326,260
PepsiCo, Inc.	86,779	14,984,130
Procter & Gamble Co. (The)	106,687	17,151,002
Uber Technologies, Inc.†	40,688	2,623,155
		66,648,944
Electronics (7.1%)
Advanced Micro Devices, Inc.†	187,315	27,063,271
Analog Devices, Inc.	59,033	13,659,056
Broadcom, Inc.	108,977	17,510,424
NVIDIA Corp.	553,804	64,806,144
Qualcomm, Inc.	87,490	15,831,316
Vontier Corp.	125,715	4,931,799
		143,802,010
Energy (2.6%)
BP PLC (United Kingdom)	584,505	3,447,847
Cenovus Energy, Inc. (Canada)	361,337	7,280,915
ConocoPhillips	44,393	4,936,502
Diamond Offshore Drilling, Inc.†	397,747	6,531,006
Exxon Mobil Corp.	214,289	25,412,533
Shell PLC (London Exchange) (United Kingdom)	162,084	5,917,627
		53,526,430
Financials (7.0%)
AIA Group, Ltd. (Hong Kong)	995,200	6,632,841
Apollo Global Management, Inc.	85,360	10,696,462
Assured Guaranty, Ltd.	82,019	6,755,905
AXA SA (France)	250,014	8,791,067
Bank of America Corp.	457,599	18,445,816
Berkshire Hathaway, Inc. Class B†	16,277	7,137,465
BlackRock, Inc.	1,862	1,632,043
Capital One Financial Corp.	98,335	14,887,919
Charles Schwab Corp. (The)	171,308	11,167,569
Citigroup, Inc.	294,185	19,086,723
CME Group, Inc.	11,387	2,205,776
Gaming and Leisure Properties, Inc.R	152,879	7,674,526
JPMorgan Chase & Co.	16,204	3,448,211
KKR & Co., Inc.	19,267	2,378,511
Prudential PLC (United Kingdom)	348,704	3,134,349
TPG, Inc.	86,946	4,433,377
Visa, Inc. Class A	42,606	11,319,136
Vornado Realty TrustR	94,530	2,834,955
		142,662,651
Health care (7.6%)
Abbott Laboratories	33,218	3,519,115
AbbVie, Inc.	93,939	17,408,775
Ascendis Pharma A/S ADR (Denmark)†	47,833	6,385,706
Becton, Dickinson and Co.	7,996	1,927,516
Bio-Rad Laboratories, Inc. Class A† S	18,481	6,253,231
Boston Scientific Corp.†	80,145	5,921,113
Cigna Group (The)	15,975	5,570,003
Danaher Corp.	23,372	6,475,914
Dexcom, Inc.†	20,233	1,372,202
Elevance Health, Inc.	3,153	1,677,491
Eli Lilly and Co.	18,339	14,749,508

George Putnam Balanced Fund	3

COMMON STOCKS (62.0%)* cont.	Shares	Value
Health care cont.
Exact Sciences Corp.† S	19,810	$904,921
Innoviva, Inc.†	413,026	7,781,410
Intuitive Surgical, Inc.†	14,877	6,614,463
Johnson & Johnson	44,239	6,983,126
McKesson Corp.	16,809	10,371,489
Medtronic PLC	31,716	2,547,429
Merck & Co., Inc.	75,793	8,574,462
Regeneron Pharmaceuticals, Inc.†	3,573	3,855,946
Stryker Corp.	3,796	1,243,000
Thermo Fisher Scientific, Inc.	14,653	8,987,271
UnitedHealth Group, Inc.	40,577	23,378,844
Zoetis, Inc.	9,926	1,787,077
		154,290,012
Software (5.8%)
Microsoft Corp.	213,876	89,475,018
Oracle Corp.	203,218	28,338,750
		117,813,768
Technology services (4.3%)
Alphabet, Inc. Class A	275,957	47,337,664
Fair Isaac Corp.†	3,218	5,148,800
Meta Platforms, Inc. Class A	68,557	32,552,920
Salesforce, Inc.	10,418	2,696,178
		87,735,562
Transportation (1.5%)
Canadian Pacific Kansas City, Ltd. (Canada)	51,792	4,341,205
FedEx Corp.	46,043	13,916,497
Old Dominion Freight Line, Inc.	16,669	3,503,490
Southwest Airlines Co.	105,058	2,830,263
Union Pacific Corp.	27,375	6,754,234
		31,345,689
Utilities and power (1.7%)
Constellation Energy Corp.	4,284	813,103
Exelon Corp.	148,998	5,542,726
NextEra Energy, Inc.	93,935	7,175,695
NRG Energy, Inc.	132,549	9,963,708
PG&E Corp.	224,367	4,094,698
PPL Corp.	129,697	3,854,595
Southern Co. (The)	30,573	2,553,457
		33,997,982
Total common stocks (cost $722,072,058)		$1,257,257,081
CORPORATE BONDS AND NOTES (14.3%)*	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$540,000	$575,115
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	232,000	242,887
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,199,000	1,231,604
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	697,066
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,539,000	1,384,595
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	75,003
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	990,000	1,002,073
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,425,219
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	1,185,000	1,194,426
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,736,023
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,543,819
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	612,854
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	204,000	137,810
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	356,000	304,180
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	1,170,000	1,146,429
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	774,009
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,857,000	1,205,065

4	George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Basic materials cont.
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	$928,000	$643,741
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,203,470
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	216,109
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32R	156,000	177,816
		17,529,313
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	500,000	500,992
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	1,145,000	1,160,480
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	81,000	82,050
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	30,000	29,636
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	964,000	890,969
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,167,000	1,109,439
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	340,000	317,060
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,405,000	1,337,558
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	310,000	203,970
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,165,000	1,200,740
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	631,000	668,630
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	317,000	332,894
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	178,000	184,197
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	87,000	88,923
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	572,000	601,652
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	942,000	868,310
MasTec, Inc. sr. unsec. notes 5.90%, 6/15/29	1,185,000	1,208,244
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	149,093
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,670,000	1,700,468
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	380,000	385,597
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	580,000	582,679
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	1,318,000	1,298,373
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	880,000	894,669
		15,796,623
Communication services (1.1%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31R	2,165,000	1,880,317
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27R	1,710,000	1,641,996
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30R	921,000	833,802
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27R	686,000	652,266
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,049,000	984,044
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	62,000	43,019
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	1,634,000	1,336,973
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	1,107,000	922,480
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	106,000	94,757
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	274,000	239,769
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	41,053
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,618,000	1,177,423
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	738,049
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	289,000	274,157
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28R	458,000	441,332
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27R	549,000	529,743
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47R	185,000	162,242
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29R	1,483,000	1,370,951
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	113,969
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	1,050,000	1,053,784
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	81,328
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	608,000	556,442
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,613,000	1,730,638
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	48,000	45,790
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,717,688
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	660,000	661,346
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	670,000	760,626
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	693,816

George Putnam Balanced Fund	5

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	$1,904,000	$1,886,963
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	700,000	585,805
		23,252,568
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	961,102
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	839,651
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	375,000	361,607
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	1,542,000	937,295
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	137,000	135,680
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	565,000	574,055
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	27,000	23,836
Home Depot, Inc./The sr. unsec. notes 4.95%, 6/25/34	511,000	516,214
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	511,000	508,874
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	511,000	517,457
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	106,000	112,812
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	254,000	257,997
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	540,000	548,552
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,657,478
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	305,000	308,642
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	225,000	226,336
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,578,000	1,632,886
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	406,553
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	905,000	936,322
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	815,000	751,312
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	640,000	590,186
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	240,000	225,656
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,403,121
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	351,386
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	1,010,000	980,823
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	800,000	740,105
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	332,000	354,220
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	501,000	490,733
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	605,000	571,632
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	6,826
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	27,958
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	200,000	157,875
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	2,386,000	2,273,276
		20,388,458
Consumer staples (0.7%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	548,588
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,129,162
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,141,995
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	395,000	403,160
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,671,081
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	580,706
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	875,000	870,964
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	740,000	715,830
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	743,000	795,583
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	236,000	237,291
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,090,000	987,952
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,662,000	1,678,443
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	253,000	257,863
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	300,000	290,238
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	660,000	733,243
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	1,517,000	1,542,563
		13,584,662

6	George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Energy (0.6%)
Canadian Natural Resources, Ltd. sr. unsec. notes 7.20%, 1/15/32 (Canada)	$1,055,000	$1,186,641
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,645,000	1,593,003
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	522,000	455,784
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	585,000	634,428
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	555,000	579,432
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	1,920,000	2,157,853
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	660,000	664,026
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	255,000	256,723
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	120,000	126,322
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,015,000	1,073,220
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	215,000	224,991
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	278,000	284,044
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	217,000	217,193
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,030,000	1,021,148
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	1,090,000	1,057,328
		11,532,136
Financials (4.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty jr. unsec. sub. bonds 6.95%, 3/10/55 (Ireland)	590,000	596,858
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,190,000	1,929,047
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	285,000	286,914
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,473,806
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	323,680
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	857,034
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	725,000	816,513
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	325,000	335,483
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,515,880
Athene Global Funding 144A notes 5.526%, 7/11/31	1,080,000	1,095,789
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	345,000	352,239
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	1,296,000	1,322,216
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	776,295
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	202,095
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,055,000	1,059,721
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	686,316
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	3,800,000	3,531,038
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,195,745
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	313,833
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	405,000	414,279
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	655,000	618,988
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,665,000	3,299,131
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month +1.02%), 6.361%, 9/15/26	275,000	275,765
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	645,642
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	372,343
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,342
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	732,297
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	590,182
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	411,549
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,050,362
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	700,000	713,699
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	427,000	477,757
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	1,146,000	1,112,767
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	223,805
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	965,000	968,142
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,055,000	1,002,504
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,663
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	1,755,000	1,762,838

George Putnam Balanced Fund	7

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Financials cont.
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	$303,000	$314,688
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,372,326
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	3,001,086
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	659,000	655,414
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,555,000	1,592,950
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	240,240
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	1,285,000	1,321,568
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	455,395
Cooperatieve Rabobank UA 144A sr. unsec. FRN 1.98%, 12/15/27 (Netherlands)	285,000	265,377
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	765,000	730,096
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	322,121
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	967,719
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,499,770
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27R	255,000	248,580
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	740,000	752,005
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,222,190
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	573,000	363,008
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	795,000	828,762
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,299,730
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	1,120,000	1,130,871
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	173,756
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29	715,000	735,571
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32R	505,000	433,718
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33R	770,000	826,637
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	207,000	191,781
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	785,632
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	1,470,000	1,470,486
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	1,015,000	1,036,247
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	385,614
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	522,000	514,093
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,710,000	1,481,588
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	630,000	654,196
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	1,015,000	1,014,960
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,107,414
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month +1.26%), 6.584%, 5/15/47	664,000	608,748
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	185,658
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	2,088,000	2,036,044
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,710,000	1,771,809
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	100,586
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	526,164
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	311,873
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	529,000	558,763
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,414,679
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,006,402
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	2,778,904
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,030,000	1,039,890
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	830,000	844,604
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,368,494
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	187,000	192,146
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	790,000	798,189
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,855,000	2,727,442
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34R	565,000	566,480
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30R	467,000	412,167
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27R	194,000	181,755
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,950,000	1,995,016
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	320,191
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	573,000	606,415
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	302,379
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	734,000	721,730
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	575,000	567,327
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	1,045,000	1,068,860

8	George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Financials cont.
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	$443,000	$426,138
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,090,000	1,344,317
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	311,571
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,815,000	1,463,900
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34	840,000	853,329
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28R	760,000	751,976
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28	945,000	921,466
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29	245,000	230,146
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27R	285,000	274,208
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	585,509
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,233,600
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	614,735
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	431,581
		99,206,337
Health care (1.0%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	335,000	341,323
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	1,177,000	1,200,548
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	622,517
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	755,000	760,675
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	358,000	360,984
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	726,000	745,581
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	740,621
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	256,000	260,090
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	393,925	414,951
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	453,464	418,988
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	546,668
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	445,000	425,902
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	675,000	692,059
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	143,365
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	637,000	642,300
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	483,000	491,219
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	458,000	460,147
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	275,000	247,691
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	475,000	474,165
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,025,000	1,057,086
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	238,000	246,216
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	557,000	568,318
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	703,000	694,747
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	687,000	685,067
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	985,000	982,821
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	829,000	828,658
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	666,000	670,739
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	180,013
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	146,156
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,204,136
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	1,650,000	1,667,785
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	523,761
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	340,000	367,472
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	621,000	536,542
		20,349,311
Technology (1.2%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	905,000	924,735
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	1,313,000	1,104,883
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	315,589
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	421,308
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	256,000	259,842
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	384,000	389,543
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,119,000	1,078,397
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,755,000	2,660,094
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	676,000	551,663
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	785,000	791,722

George Putnam Balanced Fund	9

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Technology cont.
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	$1,100,000	$1,125,484
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	609,000	557,260
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	141,000	131,300
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	807,000	848,421
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	808,000	837,695
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	430,000	451,912
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	2,144,000	2,236,858
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	531,000	542,255
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	856,000	751,580
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	474,000	461,810
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	348,000	354,349
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,598,000	1,462,389
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,376,089
Oracle Corp. sr. unsec. notes 6.50%, 4/15/38	435,000	478,633
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,385,000	1,314,425
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	553,000	353,603
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,462,000	971,359
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,158,186
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,270,859
		25,182,243
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	575,609
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,165,000	2,134,338
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	400,000	407,437
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.55%, 4/3/34 (Ireland)	495,000	498,835
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	885,000	896,090
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	1,540,000	1,585,015
		6,097,324
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,045,000	880,061
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	640,000	684,990
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	330,000	338,673
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	516,833
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	385,000	328,808
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	576,251
CenterPoint Energy Resources Corp. sr. unsec. notes 5.40%, 7/1/34	580,000	586,521
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	639,257
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	217,836
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	1,184,000	1,304,621
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	486,000	518,895
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	489,000	487,607
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,460,000	1,500,230
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	745,000	747,918
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	450,124
Duke Energy Corp. sr. unsec. notes 5.80%, 6/15/54	855,000	856,228
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	1,195,000	1,213,492
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	125,000	125,528
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	139,000	133,483
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	578,340
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,205,000	1,145,051
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	410,593
Enel Finance International NV 144A company guaranty sr. unsec. notes 7.50%, 10/14/32 (Netherlands)	920,000	1,045,665
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	2,043,118
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	410,000	414,705
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	145,448
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	465,000	473,201
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,095,000	1,080,579
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	265,000	270,457
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,655,000	1,682,697
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	795,000	812,436

10	George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (14.3%)* cont.	Principal amount	Value
Utilities and power cont.
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	$920,000	$920,554
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	813,000	771,958
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	187,124
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	505,000	583,269
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	865,000	868,690
NiSource, Inc. sr. unsec. notes 5.20%, 7/1/29	1,160,000	1,178,250
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	900,000	826,150
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	620,000	592,709
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	875,000	813,323
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	466,196
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	215,658
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	536,000	550,825
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	565,000	482,080
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	275,000	280,999
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	1,050,000	993,559
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	581,530
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	570,000	563,503
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	630,000	645,145
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	870,000	906,492
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	105,000	108,372
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	1,000,000	1,024,109
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	424,875
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	920,000	888,983
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	715,000	777,196
		37,861,195
Total corporate bonds and notes (cost $299,791,481)		$290,780,170
U.S. TREASURY OBLIGATIONS (12.3%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$15,750,000	$13,837,544
3.00%, 2/15/49	16,930,000	13,239,128
3.00%, 2/15/47	18,620,000	14,742,530
2.75%, 8/15/42#	19,000,000	15,102,773
2.00%, 8/15/51	6,380,000	3,960,335
1.875%, 2/15/51	12,090,000	7,304,532
U.S. Treasury Notes
3.375%, 5/15/33	4,990,000	4,747,517
2.75%, 8/15/32	30,500,000	27,874,141
2.25%, 11/15/27	7,140,000	6,749,950
1.875%, 2/28/27	22,000,000	20,797,305
1.625%, 5/15/31	4,490,000	3,870,170
1.625%, 9/30/26	31,160,000	29,500,973
1.625%, 5/15/26	20,200,000	19,261,805
1.625%, 2/15/26	24,860,000	23,829,670
1.50%, 2/15/30	24,290,000	21,347,684
1.375%, 11/15/31	5,110,000	4,272,838
0.50%, 4/30/27	20,900,000	18,967,566
Total U.S. treasury obligations (cost $269,909,551)		$249,406,461
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$3,987,525	$3,999,900
5.00%, with due dates from 2/20/49 to 10/20/49	1,100,834	1,107,541
4.50%, with due dates from 3/20/49 to 10/20/49	353,588	342,000
4.00%, 4/15/43	1,556,435	1,504,976
3.50%, with due dates from 11/15/47 to 5/20/52	8,971,148	8,242,080
3.00%, with due dates from 7/20/46 to 11/20/46	19,669,797	17,797,437
2.50%, with due dates from 9/20/52 to 2/20/53	10,976,947	9,459,154
2.00%, 1/20/51	1,507,114	1,249,952
		43,703,040

George Putnam Balanced Fund	11

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations (6.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 3/1/35 to 9/1/53	$395,969	$403,515
5.50%, with due dates from 9/1/52 to 11/1/53	1,852,782	1,862,680
4.50%, with due dates from 8/1/52 to 2/1/53	1,277,342	1,232,297
4.00%, with due dates from 7/1/42 to 5/1/52	2,940,728	2,807,454
3.50%, with due dates from 12/1/42 to 8/1/52	2,754,019	2,511,735
3.00%, with due dates from 3/1/43 to 10/1/51	1,142,739	1,013,031
2.50%, with due dates from 7/1/50 to 1/1/52	6,878,552	5,861,275
2.00%, with due dates from 3/1/51 to 1/1/52	2,424,003	1,956,854
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	4,799,332	4,897,475
5.50%, with due dates from 7/1/33 to 11/1/53	3,482,501	3,513,907
5.00%, with due dates from 8/1/33 to 10/1/52	1,039,724	1,031,250
4.50%, with due dates from 5/1/48 to 1/1/53	2,859,836	2,779,819
4.00%, 9/1/45	532,740	510,575
3.50%, 5/1/56	750,421	679,903
3.50%, with due dates from 5/1/43 to 6/1/52	5,801,105	5,345,293
3.00%, with due dates from 2/1/43 to 4/1/52	21,527,165	19,151,903
3.00%, 12/1/30	524,617	509,059
2.50%, with due dates from 7/1/50 to 4/1/52	30,740,891	26,086,004
2.50%, 2/1/36	1,538,182	1,425,901
2.00%, with due dates from 9/1/50 to 4/1/52	15,166,703	12,318,414
2.00%, with due dates from 10/1/27 to 8/1/28	1,475,999	1,410,343
Uniform Mortgage-Backed Securities
5.00%, TBA, 8/1/54	11,000,000	10,833,560
4.50%, TBA, 8/1/54	10,000,000	9,633,766
4.00%, TBA, 8/1/54	2,000,000	1,874,483
2.50%, TBA, 8/1/54	5,000,000	4,193,425
2.00%, TBA, 8/1/54	7,000,000	5,632,531
		129,476,452
Total U.S. government and agency mortgage obligations (cost $180,080,088)		$173,179,492
PURCHASED OPTIONS OUTSTANDING (0.2%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$140.00	$42,310,106	$303,407	$3,806,783
Total purchased options outstanding (cost $1,092,265)				$3,806,783
MORTGAGE-BACKED SECURITIES (0.2%)*	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47W	$508,000	$450,571
COMM Mortgage Trust FRB Ser. 12-LC4, Class C, 5.303%, 12/10/44W	241,000	214,189
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	946,229
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR +6.86%), 12.212%, 8/25/28	144,773	152,604
REMICs Ser. 01-79, Class BI, IO, 0.241%, 3/25/45W	183,370	980
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 4.964%, 5/15/45W	435,770	421,113
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45W	400,142	372,780
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)†	2,032,334	20
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	1,112,000	1,064,269
Total mortgage-backed securities (cost $4,650,607)		$3,622,755
MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$254,209
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	411,216
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	271,455
Total municipal bonds and notes (cost $840,944)		$936,880

12	George Putnam Balanced Fund

SHORT-TERM INVESTMENTS (4.3%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.57%[d]	2,123,555	$2,123,555
Putnam Short Term Investment Fund Class P 5.47%L	83,463,167	83,463,167
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%P	1,565,000	1,565,000
Total short-term investments (cost $87,151,722)		$87,151,722
TOTAL INVESTMENTS
Total investments (cost $1,565,588,716)	$2,066,141,344
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,029,089,732.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,389,845 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

George Putnam Balanced Fund	13

	FORWARD CURRENCY CONTRACTS at 7/31/24 (aggregate face value $55,709,271)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/18/24	$5,448,914	$5,411,601	$(37,313)
		Canadian Dollar	Sell	10/16/24	216,243	218,247	2,004
	Barclays Bank PLC
		British Pound	Sell	9/18/24	4,411,810	4,369,892	(41,918)
		Canadian Dollar	Sell	10/16/24	1,880,860	1,898,317	17,457
		Euro	Sell	9/18/24	3,763,326	3,795,559	32,233
	Citibank, N.A.
		Canadian Dollar	Sell	10/16/24	2,626,425	2,650,685	24,260
		Hong Kong Dollar	Buy	8/21/24	259,871	260,509	(638)
	Goldman Sachs International
		Canadian Dollar	Sell	10/16/24	2,975,216	3,002,319	27,103
		Euro	Sell	9/18/24	497,084	501,335	4,251
		Hong Kong Dollar	Sell	8/21/24	405,290	405,949	659
	HSBC Bank USA, National Association
		Danish Krone	Sell	9/18/24	2,769,065	2,791,841	22,776
		Hong Kong Dollar	Sell	8/21/24	5,561,134	5,570,236	9,102
	JPMorgan Chase Bank N.A.
		British Pound	Sell	9/18/24	1,543,438	1,532,985	(10,453)
		Canadian Dollar	Sell	10/16/24	864,466	872,325	7,859
	Morgan Stanley & Co. International PLC
		Danish Krone	Sell	9/18/24	3,649,684	3,679,379	29,695
		Euro	Sell	9/18/24	1,368,364	1,380,703	12,339
	NatWest Markets PLC
		British Pound	Buy	9/18/24	365,507	363,272	2,235
		Canadian Dollar	Sell	10/16/24	172,908	174,501	1,593
	State Street Bank and Trust Co.
		British Pound	Buy	9/18/24	2,231,241	2,214,124	17,117
		Canadian Dollar	Sell	10/16/24	6,170	6,204	34
		Euro	Sell	9/18/24	455,651	451,505	(4,146)
		Hong Kong Dollar	Sell	8/21/24	2,246,519	2,250,087	3,568
	Toronto-Dominion Bank
		British Pound	Sell	9/18/24	2,621,698	2,603,786	(17,912)
	UBS AG
		British Pound	Sell	9/18/24	349,818	350,227	409
		Canadian Dollar	Sell	10/16/24	4,097,882	4,140,208	42,326
		Euro	Sell	9/18/24	2,597,571	2,619,853	22,282
	WestPac Banking Corp.
		British Pound	Sell	9/18/24	2,208,477	2,193,622	(14,855)
	Unrealized appreciation						279,302
	Unrealized (depreciation)						(127,235)
	Total						$152,067
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 7/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
S&P 500 Index E-Mini (Long)	82	$22,641,430	$22,787,800	Sep-24	$(330,951)
Unrealized appreciation					—
Unrealized (depreciation)					(330,951)
Total					$(330,951)

14	George Putnam Balanced Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/24 (premiums $649,291)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$150.00	$42,310,106	$303,407	$2,449,935
Total				$2,449,935
TBA SALE COMMITMENTS OUTSTANDING at 7/31/24 (proceeds receivable $4,057,031)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.50%, 8/1/54	$5,000,000	8/13/24	$4,193,425
Total			$4,193,425
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$43,712,144	$—	$—
Capital goods	58,086,685	—	—
Communication services	26,227,861	—	—
Consumer cyclicals	191,808,545	—	—
Consumer staples	66,648,944	—	—
Energy	53,526,430	—	—
Financials	136,029,810	6,632,841	—
Health care	154,290,012	—	—
Technology	454,950,138	—	—
Transportation	31,345,689	—	—
Utilities and power	33,997,982	—	—
Total common stocks	1,250,624,240	6,632,841	—
Corporate bonds and notes	—	290,780,170	—
Mortgage-backed securities	—	3,622,755	—
Municipal bonds and notes	—	936,880	—
Purchased options outstanding	—	3,806,783	—
U.S. government and agency mortgage obligations	—	173,179,492	—
U.S. treasury obligations	—	249,406,461	—
Short-term investments	1,565,000	85,586,722	—
Totals by level	$1,252,189,240	$813,952,104	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$152,067	$—
	Futures contracts	(330,951)	—	—
	Written options outstanding	—	(2,449,935)	—
	TBA sale commitments	—	(4,193,425)	—
	Totals by level	$(330,951)	$(6,491,293)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund	15

Financial Statements

Statement of assets and liabilities

7/31/24

ASSETS
Investment in securities, at value, including $2,136,932 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,480,001,994)	$1,980,554,622
Affiliated issuers (identified cost $85,586,722) (Note 5)	85,586,722
Dividends, interest and other receivables	7,663,758
Receivable for shares of the fund sold	1,549,537
Receivable for investments sold	2,653,018
Receivable for sales of TBA securities (Note 1)	4,061,198
Receivable for variation margin on futures contracts (Note 1)	350,524
Unrealized appreciation on forward currency contracts (Note 1)	279,302
Prepaid assets	59,119
Total assets	2,082,757,800

LIABILITIES
Payable for investments purchased	4,580,613
Payable for purchases of TBA securities (Note 1)	31,498,329
Payable for shares of the fund repurchased	2,785,719
Payable for compensation of Manager (Note 2)	1,700,175
Payable for custodian fees (Note 2)	19,377
Payable for investor servicing fees (Note 2)	559,579
Payable for Trustee compensation and expenses (Note 2)	397,215
Payable for administrative services (Note 2)	2,508
Payable for distribution fees (Note 2)	1,412,806
Unrealized depreciation on forward currency contracts (Note 1)	127,235
Written options outstanding, at value (premiums $649,291) (Note 1)	2,449,935
TBA sale commitments, at value (proceeds receivable $4,057,031) (Note 1)	4,193,425
Collateral on securities loaned, at value (Note 1)	2,123,555
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	1,565,000
Other accrued expenses	252,597
Total liabilities	53,668,068
Net assets	$2,029,089,732

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,497,343,355
Total distributable earnings (Note 1)	531,746,377
Total — Representing net assets applicable to capital shares outstanding	$2,029,089,732

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,405,540,108 divided by 55,000,218 shares)	$25.56
Offering price per class A share (100/94.25 of $25.56)*	$27.12
Net asset value and offering price per class B share ($1,428,583 divided by 56,750 shares)**	$25.17
Net asset value and offering price per class C share ($118,722,061 divided by 4,708,571 shares)**	$25.21
Net asset value and redemption price per class M share ($59,815,884 divided by 2,386,675 shares)	$25.06
Offering price per class M share (100/96.50 of $25.06)*	$25.97
Net asset value, offering price and redemption price per class R share ($1,320,132 divided by 51,898 shares)	$25.44
Net asset value, offering price and redemption price per class R5 share ($12,784 divided by 492 shares)†	$25.96
Net asset value, offering price and redemption price per class R6 share ($92,369,202 divided by 3,593,910 shares)	$25.70
Net asset value, offering price and redemption price per class Y share ($349,880,978 divided by 13,617,593 shares)	$25.69
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

16
George Putnam Balanced Fund

Statement of operations

Year ended 7/31/24

Investment income
Interest (including interest income of $3,927,222 from investments in affiliated issuers) (Note 5)	$28,247,763
Dividends (net of foreign tax of $91,007)	15,452,888
Securities lending (net of expenses) (Notes 1 and 5)	39,395
Total investment income	43,740,046

EXPENSES
Compensation of Manager (Note 2)	9,390,921
Investor servicing fees (Note 2)	2,197,785
Custodian fees (Note 2)	62,123
Trustee compensation and expenses (Note 2)	88,271
Distribution fees (Note 2)	4,728,586
Administrative services (Note 2)	50,112
Other	604,206
Total expenses	17,122,004
Expense reduction (Note 2)	(39,473)
Net expenses	17,082,531
Net investment income	26,657,515

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	64,950,665
Net increase from payments by affiliates (Note 2)	2,569
Foreign currency transactions (Note 1)	(4,610)
Forward currency contracts (Note 1)	303,316
Futures contracts (Note 1)	991,585
Written options (Note 1)	82,573
Total net realized gain	66,326,098
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	213,497,312
Assets and liabilities in foreign currencies	(201)
Forward currency contracts	1,248,903
Futures contracts	(703,654)
Written options	(1,773,931)
Total change in net unrealized appreciation	212,268,429
Net gain on investments	278,594,527
Net increase in net assets resulting from operations	$305,252,042

The accompanying notes are an integral part of these financial statements.

George Putnam Balanced Fund
17

Statement of changes in net assets

	Year ended 7/31/24	Year ended 7/31/23
Increase in net assets
Operations
Net investment income	$26,657,515	$19,763,818
Net realized gain (loss) on investments and foreign currency transactions	66,326,098	(34,603,543)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	212,268,429	135,489,761
Net increase in net assets resulting from operations	305,252,042	120,650,036
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(16,507,264)	(12,156,223)
Class B	(11,543)	(11,646)
Class C	(611,063)	(305,639)
Class M	(445,352)	(279,934)
Class R	(13,044)	(9,419)
Class R5	(171)	(122)
Class R6	(1,445,391)	(1,017,572)
Class Y	(4,271,041)	(2,976,679)
Net realized long-term gain on investments
Class A	—	(22,865,402)
Class B	—	(111,368)
Class C	—	(2,094,991)
Class M	—	(964,956)
Class R	—	(21,846)
Class R5	—	(190)
Class R6	—	(1,360,881)
Class Y	—	(4,635,978)
Decrease from capital share transactions (Note 4)	(11,173,219)	(35,940,821)
Total increase in net assets	270,773,954	35,896,369
Net assets
Beginning of year	1,758,315,778	1,722,419,409
End of year	$2,029,089,732	$1,758,315,778

The accompanying notes are an integral part of these financial statements.

18
George Putnam Balanced Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) [d]
Class A
July 31, 2024	$21.95	.34	3.57	3.91	(.30)	—	(.30)	$25.56	17.96	$1,405,540.93		1.47	80
July 31, 2023	21.02	.25	1.29	1.54	(.21)	(.40)	(.61)	21.95	7.66	1,243,009.96		1.22	47
July 31, 2022	24.62	.17	(1.93)	(1.76)	(.20)	(1.64)	(1.84)	21.02	(7.87)	1,225,429.94		.73	66
July 31, 2021	21.68	.16	4.19	4.35	(.16)	(1.25)	(1.41)	24.62	20.84	1,383,459.94		.68	93
July 31, 2020	20.63	.25	2.13	2.38	(.52)	(.81)	(1.33)	21.68	12.04	1,147,249.97		1.23	97
Class B
July 31, 2024	$21.60	.16	3.51	3.67	(.10)	—	(.10)	$25.17	17.05	$1,429	1.68	.73	80
July 31, 2023	20.68	.09	1.28	1.37	(.05)	(.40)	(.45)	21.60	6.86	3,739	1.71	.46	47
July 31, 2022	24.27	(.01)	(1.89)	(1.90)	(.05)	(1.64)	(1.69)	20.68	(8.56)	7,078	1.69	(.04)	66
July 31, 2021	21.41	(.01)	4.12	4.11	— [e]	(1.25)	(1.25)	24.27	19.89	11,732	1.69	(.06)	93
July 31, 2020	20.38	.10	2.11	2.21	(.37)	(.81)	(1.18)	21.41	11.23	13,533	1.72	.49	97
Class C
July 31, 2024	$21.66	.16	3.52	3.68	(.13)	—	(.13)	$25.21	17.05	$118,722	1.68	.72	80
July 31, 2023	20.75	.09	1.28	1.37	(.06)	(.40)	(.46)	21.66	6.84	105,791	1.71	.47	47
July 31, 2022	24.35	(.01)	(1.89)	(1.90)	(.06)	(1.64)	(1.70)	20.75	(8.57)	115,907	1.69	(.02)	66
July 31, 2021	21.48	(.02)	4.15	4.13	(.01)	(1.25)	(1.26)	24.35	19.90	128,300	1.69	(.07)	93
July 31, 2020	20.46	.09	2.12	2.21	(.38)	(.81)	(1.19)	21.48	11.20	86,199	1.72	.47	97
Class M
July 31, 2024	$21.54	.22	3.49	3.71	(.19)	—	(.19)	$25.06	17.32	$59,816	1.43	.97	80
July 31, 2023	20.63	.14	1.29	1.43	(.12)	(.40)	(.52)	21.54	7.18	51,525	1.46	.72	47
July 31, 2022	24.20	.05	(1.89)	(1.84)	(.09)	(1.64)	(1.73)	20.63	(8.36)	50,466	1.44	.22	66
July 31, 2021	21.34	.04	4.12	4.16	(.05)	(1.25)	(1.30)	24.20	20.20	59,887	1.44	.19	93
July 31, 2020	20.32	.15	2.09	2.24	(.41)	(.81)	(1.22)	21.34	11.46	54,871	1.47	.75	97
Class R
July 31, 2024	$21.85	.28	3.55	3.83	(.24)	—	(.24)	$25.44	17.64	$1,320	1.18	1.22	80
July 31, 2023	20.92	.20	1.29	1.49	(.16)	(.40)	(.56)	21.85	7.40	1,212	1.21	.96	47
July 31, 2022	24.51	.11	(1.92)	(1.81)	(.14)	(1.64)	(1.78)	20.92	(8.10)	1,795	1.19	.47	66
July 31, 2021	21.60	.10	4.16	4.26	(.10)	(1.25)	(1.35)	24.51	20.50	2,001	1.19	.43	93
July 31, 2020	20.56	.20	2.12	2.32	(.47)	(.81)	(1.28)	21.60	11.76	1,113	1.22	.98	97
Class R5
July 31, 2024	$22.29	.40	3.62	4.02	(.35)	—	(.35)	$25.96	18.22	$13.71		1.69	80
July 31, 2023	21.31	.27	1.36	1.63	(.25)	(.40)	(.65)	22.29	8.01	11.72		1.26	47
July 31, 2022	24.94	.20	(1.93)	(1.73)	(.26)	(1.64)	(1.90)	21.31	(7.68)	20.71		.86	66
July 31, 2021	21.89	.21	4.24	4.45	(.15)	(1.25)	(1.40)	24.94	21.11	21.71		.92	93
July 31, 2020	20.82	.29	2.17	2.46	(.58)	(.81)	(1.39)	21.89	12.33	223.72		1.41	97
George Putnam Balanced Fund	19

Financial highlights cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) [d]
Class R6
July 31, 2024	$22.07	.42	3.58	4.00	(.37)	—	(.37)	$25.70	18.33	$92,369.61		1.79	80
July 31, 2023	21.13	.32	1.30	1.62	(.28)	(.40)	(.68)	22.07	8.03	93,044.62		1.56	47
July 31, 2022	24.75	.24	(1.94)	(1.70)	(.28)	(1.64)	(1.92)	21.13	(7.60)	65,091.61		1.05	66
July 31, 2021	21.79	.23	4.21	4.44	(.23)	(1.25)	(1.48)	24.75	21.22	69,239.61		1.01	93
July 31, 2020	20.73	.32	2.15	2.47	(.60)	(.81)	(1.41)	21.79	12.42	46,529.62		1.56	97
Class Y
July 31, 2024	$22.07	.40	3.58	3.98	(.36)	—	(.36)	$25.69	18.20	$349,881.68		1.71	80
July 31, 2023	21.12	.30	1.31	1.61	(.26)	(.40)	(.66)	22.07	7.98	259,985.71		1.47	47
July 31, 2022	24.74	.22	(1.94)	(1.72)	(.26)	(1.64)	(1.90)	21.12	(7.68)	256,633.69		.97	66
July 31, 2021	21.78	.21	4.21	4.42	(.21)	(1.25)	(1.46)	24.74	21.13	285,962.69		.93	93
July 31, 2020	20.72	.30	2.15	2.45	(.58)	(.81)	(1.39)	21.78	12.32	192,044.72		1.45	97
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sales transactions.
[e]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

20	George Putnam Balanced Fund

Notes to financial statements  7/31/24

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through July 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, an indirect wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

George Putnam Balanced Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, Putnam Management may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors that Putnam Management believes will cause the stock price to rise. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class M†	Up to 3.50%	None	None
Class R†	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

George Putnam Balanced Fund
21

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to June 30, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In

22
George Putnam Balanced Fund

the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $70,670 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $2,123,555 and the value of securities loaned amounted to $2,136,932.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and

George Putnam Balanced Fund
23

1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $419,648 to increase undistributed net investment income and $419,648 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$550,100,086
Unrealized depreciation	(64,788,024)
Net unrealized appreciation	485,312,062
Undistributed ordinary income	10,102,392
Undistributed long-term gains	36,138,115
Undistributed short-term gains	194,394
Cost for federal income tax purposes	$1,574,007,038

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.515% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers makes investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Putnam Management pays a monthly fee to Franklin Advisers equal to 35% of the net investment advisory fee payable by the fund to Putnam Management. For the purposes of this calculation, the net investment advisory fee is defined to equal: (i) 96% of an amount equal to the total investment management fees payable to Putnam Management minus any fund fees and/or expenses waived or reimbursed by Putnam Management, minus (ii) any fees payable by Putnam Management to the fund’s sub-administrator for administrative services. With respect to the other services, Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

Putnam Management voluntarily reimbursed the fund $2,569 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

24
George Putnam Balanced Fund

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,596,546
Class B	3,081
Class C	133,499
Class M	66,371
Class R	1,579
Class R5	17
Class R6	44,960
Class Y	351,732
Total	$2,197,785

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $39,473 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,509, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors will replace Putnam Retail Management as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$3,218,438
Class B	1.00%	1.00%	24,535
Class C	1.00%	1.00%	1,077,346
Class M	1.00%	0.75%	401,903
Class R	1.00%	0.50%	6,364
Total			$4,728,586

For the reporting period, Putnam Retail Management, acting as underwriter, received net commissions of $214,514 and no monies from the sale of class A and class M shares, respectively, and received no monies and $2,857 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management, acting as underwriter, received $697 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,336,810,057	$1,348,813,410
U.S. government securities (Long-term)	99,096,416	107,778,915
Total	$1,435,906,473	$1,456,592,325

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	4,119,285	$95,834,170	3,643,914	$73,616,241
Shares issued in connection with reinvestment of distributions	681,951	15,673,608	1,681,911	33,457,697
	4,801,236	111,507,778	5,325,825	107,073,938
Shares repurchased	(6,428,335)	(147,742,123)	(7,008,046)	(141,433,440)
Net decrease	(1,627,099)	$(36,234,345)	(1,682,221)	$(34,359,502)

George Putnam Balanced Fund
25

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	2,019	$44,460	8,680	$171,019
Shares issued in connection with reinvestment of distributions	502	11,219	6,144	119,732
	2,521	55,679	14,824	290,751
Shares repurchased	(118,857)	(2,688,021)	(184,043)	(3,683,126)
Net decrease	(116,336)	$(2,632,342)	(169,219)	$(3,392,375)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	789,310	$18,202,307	690,035	$13,835,889
Shares issued in connection with reinvestment of distributions	26,692	610,037	122,494	2,397,343
	816,002	18,812,344	812,529	16,233,232
Shares repurchased	(990,649)	(22,368,885)	(1,515,858)	(30,081,058)
Net decrease	(174,647)	$(3,556,541)	(703,329)	$(13,847,826)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class M	Shares	Amount	Shares	Amount
Shares sold	248,686	$5,627,169	183,891	$3,647,172
Shares issued in connection with reinvestment of distributions	19,672	445,352	63,876	1,244,890
	268,358	6,072,521	247,767	4,892,062
Shares repurchased	(274,052)	(6,035,371)	(301,145)	(5,999,997)
Net increase (decrease)	(5,694)	$37,150	(53,378)	$(1,107,935)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	13,896	$323,003	9,950	$194,466
Shares issued in connection with reinvestment of distributions	568	12,988	1,574	31,165
	14,464	335,991	11,524	225,631
Shares repurchased	(18,045)	(422,073)	(41,886)	(805,087)
Net decrease	(3,581)	$(86,082)	(30,362)	$(579,456)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	3	80	15	312
	3	80	15	312
Shares repurchased	—	—	(457)	(10,000)
Net increase (decrease)	3	$80	(442)	$(9,688)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	704,409	$16,451,144	2,058,263	$42,025,367
Shares issued in connection with reinvestment of distributions	62,778	1,444,944	118,759	2,378,436
	767,187	17,896,088	2,177,022	44,403,803
Shares repurchased	(1,388,316)	(32,229,385)	(1,042,361)	(21,065,954)
Net increase (decrease)	(621,129)	$(14,333,297)	1,134,661	$23,337,849
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,903,800	$116,653,500	4,141,871	$85,602,779
Shares issued in connection with reinvestment of distributions	184,086	4,259,667	379,570	7,592,887
	5,087,886	120,913,167	4,521,441	93,195,666
Shares repurchased	(3,251,312)	(75,281,009)	(4,889,836)	(99,177,554)
Net increase (decrease)	1,836,574	$45,632,158	(368,395)	$(5,981,888)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 492 class R5 shares of the fund (100% of class R5 shares outstanding), valued at $12,784.

26
George Putnam Balanced Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$22,535,184	$187,816,045	$208,227,674	$697,398	$2,123,555
Putnam Short Term Investment Fund Class P‡	43,737,620	343,315,657	303,590,110	3,927,222	83,463,167
Total Short-term investments	$66,272,804	$531,131,702	$511,817,784	$4,624,620	$85,586,722
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$330,000
Written equity option contracts (contract amount)	$330,000
Futures contracts (number of contracts)	50
Forward currency contracts (contract amount)	$64,200,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Investments, Receivables	$279,302	Payables	$127,235
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	3,806,783	Payables, Net assets — Unrealized depreciation	2,780,886 *
Total		$4,086,085		$2,908,121
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$303,316	$303,316
Equity contracts	14,564	991,585	—	$1,006,149
Total	$14,564	$991,585	$303,316	$1,309,465
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$1,248,903	$1,248,903
Equity contracts	911,647	(703,654)	—	$207,993
Total	$911,647	$(703,654)	$1,248,903	$1,456,896

George Putnam Balanced Fund
27

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	Goldman Sachs Inter- national	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Futures contracts§	$—	$—	$350,524	$—	$—	$—	$—
Forward currency contracts#	2,004	49,690	—	24,260	32,013	31,878	7,859
Purchased options**#	—	—	—	3,806,783	—	—	—
Total Assets	$2,004	$49,690	$350,524	$3,831,043	$32,013	$31,878	$7,859
Liabilities:
Futures contracts§	—	—	—	—	—	—	—
Forward currency contracts#	37,313	41,918	—	638	—	—	10,453
Written options#	—	—	—	2,449,935	—	—	—
Total Liabilities	$37,313	$41,918	$—	$2,450,573	$—	$—	$10,453
Total Financial and Derivative Net Assets	$(35,309)	$7,772	$350,524	$1,380,470	$32,013	$31,878	$(2,594)
Total collateral received (pledged)†##	$—	$—	$—	$1,330,000	$10,000	$—	$—
Net amount	$(35,309)	$7,772	$350,524	$50,470	$22,013	$31,878	$(2,594)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$1,330,000	$112,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—
	JPMorgan Securities LLC	Morgan Stanley & Co. Inter- national PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts§	$—	$—	$—	$—	$—	$—	$—	$350,524
Forward currency contracts#	—	42,034	3,828	20,719	—	65,017	—	279,302
Purchased options**#	—	—	—	—	—	—	—	3,806,783
Total Assets	$—	$42,034	$3,828	$20,719	$—	$65,017	$—	$4,436,609
Liabilities:
Futures contracts§	—	—	—	—	—	—	—	—
Forward currency contracts#	—	—	—	4,146	17,912	—	14,855	127,235
Written options#	—	—	—	—	—	—	—	2,449,935
Total Liabilities	$—	$—	$—	$4,146	$17,912	$—	$14,855	$2,577,170
Total Financial and Derivative Net Assets	$—	$42,034	$3,828	$16,573	$(17,912)	$65,017	$(14,855)	$1,859,439
Total collateral received (pledged)†##	$—	$—	$—	$—	$—	$—	$—
Net amount	$—	$42,034	$3,828	$16,573	$(17,912)	$65,017	$(14,855)
Controlled collateral received (including TBA commitments) **	$123,000	$—	$—	$—	$—	$—	$—	$1,565,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $1,389,845.

28
George Putnam Balanced Fund

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $39,751,927 as a capital gain dividend with respect to the taxable year ended July 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $12,334,242 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $14,505,785, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $16,047,225 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

George Putnam Balanced Fund
29

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
November 17, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
38,413,118	856,798	2,418,403
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
38,055,403	1,117,927	2,514,990
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

30
George Putnam Balanced Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, ?the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”). The Current Management Contracts and Current Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

George Putnam Balanced Fund
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Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Current Management Contract and was also a significant factor in considering approval of your fund’s New Sub-Advisory Agreement, since the Fixed Income Personnel responsible for managing the fixed income portion of your fund that were employed by Putnam Management prior to the Reorganization would continue to manage the fixed income portion of your fund immediately following the Reorganization as employees of Franklin Advisers pursuant to the New Subadvisory Agreement. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and? in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate,?? peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group? (Lipper Balanced Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For each of the one-year and five-year periods ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 423, 402, and 377 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

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George Putnam Balanced Fund

© 2024 Franklin Templeton. All rights reserved.	38900-AFSOI 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: September 27, 2024